Note 10 - Common Stock, Additional Paid-in Capital and Dividends (Details Textual) - shares			6 Months Ended
	Mar. 02, 2016	Feb. 26, 2016	Jun. 30, 2016
Stock Issued during Period, Shares, Warrants Exercised	25,000	25,000
Class of Warrant or Right, Exercised During Period	28,090	28,090
Stock Issued During Period, Shares, Issued for Assumption of Liabilities			1,355,816